LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Components of Lease Cost	Lease cost recognized in the consolidated statements of operations for 2020 and 2019 is summarized as follows (in millions):

	Year ended December 31,
	2020	2019
Lease cost:
Operating lease cost	$33.0	$28.6
Short-term lease cost	4.2	3.3
Sublease income	(0.2)	(0.2)
Total lease cost	$37.0	$31.7

Schedule of Other Lease Information
Other lease information as of and for the years ended December 31, includes (dollars in millions):

	2020	2019
Weighted-average remaining lease term (in years)
Operating leases	7.2	5.9
Weighted-average discount rate
Operating leases	3.8%	4.9%

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$30.4	$29.0
ROU assets obtained in exchange for new operating lease liabilities:
Operating leases	$80.3	$15.8

Schedule of Maturities of Operating Lease Liabilities
As of December 31, 2020, maturities of the Company's operating lease liabilities are as follows (in millions):

2021	$33.7
2022	30.8
2023	27.9
2024	24.5
2025	18.4
Thereafter	59.1
Total lease payments	194.4
Less imputed interest	(26.0)
Present value of lease liability	$168.4